Intangible Assets - Summary of Goodwill Allocated to Each Cash-Generation Unit (Detail) ₩ in Millions	Dec. 31, 2021 KRW (₩)
Disclosure of detailed information about intangible assets [line items]
Goodwill	₩ 696,872
Mobile services [member] | ICT [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	65,057
BC Card Co., Ltd. [member] | Finance [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	41,234
KT Telecop Co., Ltd. [member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	15,418
KT MOS Bukbu Co Ltd and others [member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	17,605
HCN Co Ltd [Member] | Satellite TV [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	252,680
BOOK CLUB MILLIE [Member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	51,580
Epsilon Global Communications Pte Ltd [Member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	149,706
MEDIA GENIE Co Ltd [Member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	10,633
GENIE Music Corporation [Member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	50,214
PlayD Co., Ltd. [Member] | Others [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	₩ 42,745